CONDENSED STATEMENTS OF OPERATIONS (Parenthetical) - Class B common stock - shares	Jan. 19, 2022	Nov. 30, 2021	Jan. 19, 2021	Dec. 31, 2022	Dec. 31, 2021
Number of shares issued during the period	345,000	1,725,000	345,000
Over-allotment option
Shares subject to forfeiture				1,125,000	1,125,000